Share-based payments - Option grants outstanding (Details)	6 Months Ended	12 Months Ended
	Feb. 28, 2025 shares $ / shares	Aug. 31, 2024 shares $ / shares
Share-based payments
Number of options, Beginning balance | shares	810	843
Number of options, Granted | shares	0	76
Number of options, Forfeited | shares		(109)
Number of options, Ending balance | shares	810	810
Weighted average exercise price, Beginning balance (in dollars per share) | $ / shares	$ 6,562.77	$ 7,027.44
Weighted average exercise price, Granted (in dollars per share) | $ / shares	0	3,745.49
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares		8,198.46
Weighted average exercise price, Ending balance (in dollars per share) | $ / shares	$ 6,562.77	$ 6,562.77